November 25, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SEI Institutional International Trust Post-Effective Amendment No. 77 (File No. 033-22821) and Amendment No. 78 (File No. 811-05601) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional International Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 77 and, under the Investment Company Act of 1940, as amended, Amendment No. 78 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made for the purpose of reflecting changes to the principal investment strategy of the Emerging Markets Equity Fund, a series of the Trust.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001